Impairments of streams, royalties and other interests - Beaufor (Details) - Beaufor royalty - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment of Streams, Royalties and other interests
Estimated recoverable amount		$ 6.8
Impairment amount	$ 6.8